Note 13 - Financial Instruments with Off-balance Sheet Risk - Financial Instruments with Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments to extend credit	$ 155,745	$ 132,605
Letters of credit	$ 533	$ 615